Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Central Index Key	dei_EntityCentralIndexKey	0001557156
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 19, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 19, 2016
Prospectus Date	rr_ProspectusDate	Feb. 26, 2016